Schedule of Financial Reports (Details)		1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended				12 Months Ended
	Oct. 09, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 USD ($) shares		Aug. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares		Jun. 30, 2019 USD ($) $ / shares shares
Operating expenses
Operation and administration			$ 221,451	$ 552,789	$ 1,681,093	$ 293,320	$ 1,506,859		$ 1,586,528				$ 1,327,059		$ 1,189,226
Exploration			1,465,157	5,210,621	8,379,845	5,268,307	8,677,194		8,587,745				8,645,431		6,416,733
Legal and accounting			335,431	159,268	523,106	81,975	872,647		345,474				268,181		240,969
Consulting			442,906	183,238	657,652	197,900	1,327,774		538,490				553,152		266,998
Loss from operations			(2,464,945)	(6,105,916)	(9,454,396)	(5,841,502)	(12,384,474)		(11,058,237)				(10,793,823)		(8,113,926)
Change in derivative liability			6,460,513	9,311,304	10,503,941	(10,629,119)	22,172,679		(1,096,476)				(18,843,947)		1,892,488
Accretion expense				(118,388)	(118,388)	(107,258)			(370,397)				(359,267)		(734,589)
Loss on foreign exchange			(26,719)	(100,749)	152,063	(6,757)	119,655		(120,617)				(26,625)		(15,261)
Interest expense			(8,219)	(107,427)	(124,367)	(99,881)	(8,219)		(209,972)				(202,426)		(256,029)
Loss on debt settlement	$ (23,376)	$ (23,376)				(1,056,296)					$ (335,467)	$ (23,376)
Net loss for the period			3,960,630	(267,859)	$ (2,164,454)	$ (17,740,813)	9,843,495		(13,848,837)				$ (31,321,791)		$ (8,442,320)
Net loss per common share - basic and fully diluted | $ / shares					$ (0.02)	$ (0.31)							$ (0.47)		$ (2.14)
Weighted average number of common shares - basic and fully diluted | shares					124,424,407	56,973,827							67,180,554		3,951,072
Stock-based compensation					$ 1,411,657	$ 167,770	793,357		1,361,921				$ 1,047,388		$ 43,403
Depreciation expense					106,808	53,921	178,744		117,499				123,956		9,897
Change in fair value of warrant liability					(10,503,941)	10,629,119	(22,172,681)		(1,096,476)				18,843,947		(1,892,488)
Accretion expense				118,388	118,388	107,258			370,397				359,267		734,589
Interest expense on lease liability (note 9)						14,944
Accounts receivable					(21,340)	15,161	(13,632)		(31,503)				(35,828)		186,182
Prepaid expenses					(274,211)	(25,455)	72,933		(242,854)				(67,542)		553,458
Accounts payable					(1,827,113)	727,258	606,058		(191,168)				1,479,992		2,670,639
Accrued liabilities					3,402,435	3,458,948	1,243,042		4,028,410				4,320,089		2,421,011
Other liabilities						(11,117)							(11,117)		(110)
Interest payable					124,367	99,881			209,971				202,426		198,219
Net cash used in operating activities					(6,480,725)	(1,426,241)	(9,372,253)		(7,092,658)				(3,947,214)		(2,281,208)
Proceeds from issuance of common stock					13,315,538	1,157,464	6,008,672		16,083,126				2,428,530		1,195,830
Lease payments					(61,504)	(59,096)	(97,138)	$ (13,504)				(123,098)	(120,690)
Proceeds from promissory note					840,000	382,367	2,500,000		1,542,169				1,084,536
Repayment of promissory note					(1,825,920)				(2,017,706)				(158,094)
Net cash provided by financing activities					12,268,114	1,480,735	8,411,534		15,952,863				4,200,651		1,803,167
Net change in cash and cash equivalents					3,506,688	54,494	(1,055,412)		8,555,910				33,909		(474,596)
Cash and cash equivalents, beginning of period	8,638,468	8,638,468		61,973	61,973	28,064	3,568,661		82,558			82,558	28,064		502,660
Cash and cash equivalents, end of period			2,513,249	8,638,468	3,568,661	82,558	2,513,249		8,638,468			3,568,661	61,973		28,064
Common stock issued to settle accounts payable and, accrued liabilities						717,673
Balance	(32,290,644)	(32,290,644)		(33,241,919)	(33,241,919)	(8,210,510)	(31,537,597)		(23,334,737)			(23,334,737)	(8,210,510)		(763,046)
Stock-based compensation					851,196	167,770	1,224,321		608,130				497,724		43,403
Shares and units issued at $0.04 per share						1,208,389							1,208,389	[1]
Units issued for debt settlement at $0.09 per share						1,499,051
Shares issued for debt settlement at $0.14 per share						274,918			300,000	[2]			274,918
Issue costs						(65,315)	(159,397)		(271,165)				(336,480)		(55,452)
Warrant valuation					(14,806,090)	(468,227)	(3,813,103)		(14,792,805)				(468,227)		(720,644)
Balance			(18,086,067)	(32,290,644)	(31,537,597)	(23,334,737)	(18,086,067)		(32,290,644)			(31,537,597)	(33,241,919)		(8,210,510)
Common Stock [Member]
Operating expenses
Net loss for the period
Balance	$ 137	$ 137		$ 79	$ 79	$ 16	$ 143		$ 70			$ 70	$ 16		$ 3
Balance, shares | shares	137,544,088	137,544,088		79,259,940	79,259,940	15,811,396	143,117,068	143,117,068	69,817,196			69,817,196	15,811,396		3,301,372
Stock-based compensation
Shares and units issued at $0.04 per share						$ 35							$ 35	[1]
Shares and units issued at $0.04 per share, shares | shares						35,008,956							35,008,956	[1]
Units issued for debt settlement at $0.09 per share						$ 17
Units issued for debt settlement at $0.09 per share, shares | shares						16,962,846
Shares issued for debt settlement at $0.14 per share						$ 2			$ 1	[2]			$ 2
Shares issued for debt settlement at $0.14 per share, shares | shares						2,033,998			696,428	[2]			2,033,998
Issue costs
Warrant valuation
Balance			$ 164	$ 137	$ 143	$ 70	$ 164		$ 137			$ 143	$ 79		$ 16
Balance, shares | shares			164,435,442	137,544,088	143,117,068	69,817,196	164,435,442	164,435,442	137,544,088			143,117,068	79,259,940		15,811,396
Additional Paid-in Capital [Member]
Operating expenses
Net loss for the period
Balance	$ 31,901,497	$ 31,901,497		$ 30,133,058	30,133,058	24,284,765	34,551,133		27,008,634			$ 27,008,634	24,284,765		23,397,259
Stock-based compensation					851,196	167,770	1,224,321		608,130				497,724		43,403
Shares and units issued at $0.04 per share						1,315,691							1,315,691	[1]
Units issued for debt settlement at $0.09 per share						1,499,034
Shares issued for debt settlement at $0.14 per share						274,916			299,999	[2]			274,916
Issue costs						(65,315)	(159,397)		(271,165)				(336,480)		(55,452)
Warrant valuation					(14,806,090)	(468,227)	(3,813,103)		(14,792,805)				(468,227)		(720,644)
Balance			$ 38,159,147	31,901,497	34,551,133	27,008,634	38,159,147		31,901,497			34,551,133	30,133,058		24,284,765
Shares to be Issued [Member]
Operating expenses
Net loss for the period
Balance				549,363	549,363	107,337							107,337
Stock-based compensation
Shares and units issued at $0.04 per share						(107,337)							(107,337)	[1]
Units issued for debt settlement at $0.09 per share
Shares issued for debt settlement at $0.14 per share
Issue costs
Warrant valuation
Balance													549,363		107,337
Retained Earnings [Member]
Operating expenses
Net loss for the period					(2,164,454)	(17,740,813)	9,843,495		(13,848,837)				(31,321,791)		(8,442,320)
Balance	$ (64,192,278)	$ (64,192,278)		(63,924,419)	(63,924,419)	(32,602,628)	(66,088,873)		(50,343,441)			(50,343,441)	(32,602,628)		(24,160,308)
Stock-based compensation
Shares and units issued at $0.04 per share														[1]
Units issued for debt settlement at $0.09 per share
Shares issued for debt settlement at $0.14 per share										[2]
Issue costs
Warrant valuation
Balance			$ (56,245,378)	$ (64,192,278)	$ (66,088,873)	$ (50,343,441)	$ (56,245,378)		$ (64,192,278)			$ (66,088,873)	$ (63,924,419)		$ (32,602,628)

[1]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)
[2]	Shares issued at C$0.56, converted to US at $0.42 (note 9)